DIVIDENDS AND RESTRICTIONS	12 Months Ended
Dec. 31, 2013
DIVIDENDS AND RESTRICTIONS [Abstract]
DIVIDENDS AND RESTRICTIONS

NOTE 17: Dividends and Restrictions

The Board of Directors of Pathfinder Bancorp, M.H.C., determines whether the Holding Company will waive or receive dividends declared by the Company, subject to regulatory approval, each time the Company declares a dividend, which is expected to be on a quarterly basis. The Holding Company may elect to receive dividends and utilize such funds to pay expenses or for other allowable purposes. The FRB has indicated that (i) the Holding Company shall provide the FRB annually with written notice of its intent to waive its dividends prior to the proposed date of the dividend and the FRB shall have the authority to approve or deny any dividend waiver request; (ii) if a waiver is granted, dividends waived by the Holding Company will be excluded from the Company’s capital accounts for purposes of calculating dividend payments to minority shareholders. During 2013 and 2012, the Company paid or accrued dividends totaling $190,000 to the Holding Company in each of these two years. The Holding Company did not waive the right to receive its portion of the cash dividends declared during 2013 or 2012.

The Company's ability to pay dividends to its shareholders is largely dependent on the Bank's ability to pay dividends to the Company. In addition to state law requirements and the capital requirements discussed in Note 18, federal statutes, regulations and policies limit the circumstances under which the Bank may pay dividends. The amount of retained earnings legally available under these regulations approximated $6,833,000 as of December 31, 2013. Dividends paid by the Bank to the Company would be prohibited if the effect thereof would cause the Bank’s capital to be reduced below applicable minimum capital requirements. The Company is prohibited from accepting or directing the Bank to declare or pay a dividend or other capital distributions without prior written approval of the Federal Reserve.

Since the Company has chosen to participate in the Treasury’s SBLF program, it is permitted to pay dividends on its common stock provided certain Tier 1 capital minimums are exceeded and SBLF dividends have been declared and paid to Treasury as of the most recent dividend period.